Cost Reduction Programs (Tables)	12 Months Ended
Dec. 31, 2014
Disposition Plant Severance [Member]
Remaining Accrual

Disposition Plant Severance Activity
(in millions)
Incurred	$29
Settled	—
Adjustments	—
Balance as of December 31, 2014	$29

Appalachian Power Co [Member] | Sustainable Cost Reductions [Member]
Restructuring and Related Costs [Table Text Block]

	Cost Incurred
	Years Ended December 31,
Company	2013	2012
	(in thousands)
APCo	$275	$8,472
I&M	355	5,678
OPCo	5,831	13,498
PSO	(147)	3,675
SWEPCo	1,017	5,709

Appalachian Power Co [Member] | Disposition Plant Severance [Member]
Remaining Accrual

	Expense Allocation from	Incurred by Registrant				Remaining Balance as of
Company	AEPSC	Subsidiaries	Settled		Adjustments	December 31, 2014
(in thousands)
APCo	$292	$6,820	$2,192	(a)	$—	$9,304
I&M	162	8,023	(162)		—	8,023
OPCo	80	—	(80)		—	—
PSO	154	134	(154)		—	134
SWEPCo	205	84	(205)		—	84

(a) Settled includes amounts received from affiliates for expenses related to joint plant.

Indiana Michigan Power Co [Member] | Sustainable Cost Reductions [Member]
Restructuring and Related Costs [Table Text Block]

	Cost Incurred
	Years Ended December 31,
Company	2013	2012
	(in thousands)
APCo	$275	$8,472
I&M	355	5,678
OPCo	5,831	13,498
PSO	(147)	3,675
SWEPCo	1,017	5,709

Indiana Michigan Power Co [Member] | Disposition Plant Severance [Member]
Remaining Accrual

	Expense Allocation from	Incurred by Registrant				Remaining Balance as of
Company	AEPSC	Subsidiaries	Settled		Adjustments	December 31, 2014
(in thousands)
APCo	$292	$6,820	$2,192	(a)	$—	$9,304
I&M	162	8,023	(162)		—	8,023
OPCo	80	—	(80)		—	—
PSO	154	134	(154)		—	134
SWEPCo	205	84	(205)		—	84

(a) Settled includes amounts received from affiliates for expenses related to joint plant.

Ohio Power Co [Member] | Sustainable Cost Reductions [Member]
Restructuring and Related Costs [Table Text Block]

	Cost Incurred
	Years Ended December 31,
Company	2013	2012
	(in thousands)
APCo	$275	$8,472
I&M	355	5,678
OPCo	5,831	13,498
PSO	(147)	3,675
SWEPCo	1,017	5,709

Ohio Power Co [Member] | Disposition Plant Severance [Member]
Remaining Accrual

	Expense Allocation from	Incurred by Registrant				Remaining Balance as of
Company	AEPSC	Subsidiaries	Settled		Adjustments	December 31, 2014
(in thousands)
APCo	$292	$6,820	$2,192	(a)	$—	$9,304
I&M	162	8,023	(162)		—	8,023
OPCo	80	—	(80)		—	—
PSO	154	134	(154)		—	134
SWEPCo	205	84	(205)		—	84

(a) Settled includes amounts received from affiliates for expenses related to joint plant.

Public Service Co Of Oklahoma [Member] | Sustainable Cost Reductions [Member]
Restructuring and Related Costs [Table Text Block]

	Cost Incurred
	Years Ended December 31,
Company	2013	2012
	(in thousands)
APCo	$275	$8,472
I&M	355	5,678
OPCo	5,831	13,498
PSO	(147)	3,675
SWEPCo	1,017	5,709

Public Service Co Of Oklahoma [Member] | Disposition Plant Severance [Member]
Remaining Accrual

	Expense Allocation from	Incurred by Registrant				Remaining Balance as of
Company	AEPSC	Subsidiaries	Settled		Adjustments	December 31, 2014
(in thousands)
APCo	$292	$6,820	$2,192	(a)	$—	$9,304
I&M	162	8,023	(162)		—	8,023
OPCo	80	—	(80)		—	—
PSO	154	134	(154)		—	134
SWEPCo	205	84	(205)		—	84

(a) Settled includes amounts received from affiliates for expenses related to joint plant.

Southwestern Electric Power Co [Member] | Sustainable Cost Reductions [Member]
Restructuring and Related Costs [Table Text Block]

	Cost Incurred
	Years Ended December 31,
Company	2013	2012
	(in thousands)
APCo	$275	$8,472
I&M	355	5,678
OPCo	5,831	13,498
PSO	(147)	3,675
SWEPCo	1,017	5,709

Southwestern Electric Power Co [Member] | Disposition Plant Severance [Member]
Remaining Accrual

	Expense Allocation from	Incurred by Registrant				Remaining Balance as of
Company	AEPSC	Subsidiaries	Settled		Adjustments	December 31, 2014
(in thousands)
APCo	$292	$6,820	$2,192	(a)	$—	$9,304
I&M	162	8,023	(162)		—	8,023
OPCo	80	—	(80)		—	—
PSO	154	134	(154)		—	134
SWEPCo	205	84	(205)		—	84

(a) Settled includes amounts received from affiliates for expenses related to joint plant.